DESCRIPTION OF THE BUSINESS AND BASIS OF PRESENTATION (Details) - USD ($) $ in Thousands					12 Months Ended
	Feb. 28, 2017	Sep. 14, 2016	Aug. 17, 2016	Apr. 05, 2016	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Limited Partners' Capital Account [Line Items]
Payments to Acquire Property, Plant, and Equipment					$ 22,978	$ 3,503	$ 47,805
PBF Energy [Member] | PBF LLC [Member]
Limited Partners' Capital Account [Line Items]
Percentage of total economic interest					96.50%
Limited Partner, Affiliate [Member] | PBF LLC [Member]
Limited Partners' Capital Account [Line Items]
Limited partner interest percentage					44.20%
Limited Partner, Affiliate [Member] | PBF LLC [Member]
Limited Partners' Capital Account [Line Items]
Limited partner interest percentage					44.20%
Limited Partner, Public [Member]
Limited Partners' Capital Account [Line Items]
Limited partner interest percentage					55.80%
Proceeds from Issuance or Sale of Equity		$ 86,753		$ 51,625
Common Units [Member]
Limited Partners' Capital Account [Line Items]
Common units sold in public offering (in shares)		4,375,000	4,000,000	2,875,000	23,271,174
Common Units [Member] | Over-Allotment Option [Member]
Limited Partners' Capital Account [Line Items]
Common units sold in public offering (in shares)		375,000	600,000	375,000
Subsequent Event [Member] | Paulsboro Natural Gas Pipeline Company LLC [Member]
Limited Partners' Capital Account [Line Items]
Payments to Acquire Property, Plant, and Equipment	$ 11,600